[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 13, 2015

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Fiduciary/Claymore MLP Opportunity Fund POS 8C Filing

Ladies and Gentlemen:

On behalf of Fiduciary/Claymore MLP Opportunity Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Post-Effective Amendment No. 4 to the Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act. The post-effective amendment is being filed to bring the financial statements up to date and make other non-material changes to the Prospectus and SAI.

Securities and Exchange Commission
February 13, 2015

If you have any questions or require any further information with respect to this Registration Statement, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman

Michael K. Hoffman

Enclosure